Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Statement of changes in equity [abstract]
Net of issuance expenses	$ 248	$ 469